SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Investment Trust


(Name of Registrant)

File No. 2-90649



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Diversified International Fund


3. Investment Company Act File Number:  811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)    [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $1,822,817,493


(ii). Aggregate price of securities redeemed or repurchased
during the fiscal year:  $(1,438,501,445)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits
[add Items 5(ii) and 5(iii)]:       $(1,438,501,445)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:   $384,316,048


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining
registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

 (See x Instruction C.9): (enter "0" if no fee is due):=$106,839.86


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$106,839.86


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity International Growth & Income Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $1,084,704,464


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(1,294,204,233)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(456,041,428)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(1,750,245,661)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(665,541,197)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):  =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity International Value Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $699,555,017


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(674,521,648)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(674,521,648)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:         $25,033,369


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):    =$6,959.28


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$6,959.28


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Overseas Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $3,627,009,743


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(3,805,741,237)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(3,805,741,237)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(178,731,494)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):   =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Worldwide Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $1,258,131,969


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(1,331,950,770)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(1,331,950,770)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(73,818,801)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):    =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Hong Kong & China Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $105,299,680


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(125,865,511)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(125,865,511)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(20,565,831)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):     =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Germany Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $48,034,688


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(22,470,888)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(22,470,888)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $25,563,800


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due): =$7,106.74


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$7,106.74


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Europe Capital Appreciation Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $669,021,722


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(333,641,119)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(80,694,334)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(414,335,453)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $254,686,269


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is dur): =$70,802.78


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$70,802.78


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Europe Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $1,193,260,372


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(512,978,219)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(512,978,219)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $680,282,153


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):   =$189,118.44


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$189,118.44


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Emerging Markets Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $56,076,797


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(176,082,060)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(788,069,622)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(964,151,682)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(908,074,885)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):    =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 4,211,301. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity United Kingdom Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $7,358,863


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(5,731,991)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(5,731,991)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $1,626,872


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):   =$452.27


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$452.27


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Southeast Asia Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $133,244,998


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(148,622,010)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(372,188,240)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(520,810,250)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(387,565,252)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):                =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Pacific Basin Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $68,243,841


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(84,998,801)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(307,261,323)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(392,260,124)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(324,016,283)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):     =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Canada Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $0


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(42,155,827)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(95,712,095)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(137,867,922)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(137,867,922)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):     =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,076,707. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 9,318,542.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Latin America Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $125,992,104


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(446,516,807)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(13,048,696)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(459,565,503)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(333,573,399)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):    =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Japan Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $170,937,359


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(137,739,104)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(118,307,949)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(256,047,053)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $0


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(85,109,694)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):         =$0


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity France Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $27,598,041


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(15,052,615)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $(455,768)


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(15,508,383)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $12,089,658


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due): =$3,360.92


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$3,360.92


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Japan Small Companies Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $68,322,433


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(45,513,438)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(45,513,438)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $22,808,995


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):  =$6,340.90


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$6,340.90


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:      Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fidelity Nordic Fund


3. Investment Company Act File Number:      811-4008


        Securities Act File Number:   2-90649


4(a). Last day of fiscal year for which this Form is filed:   October 31, 1998


4(b). Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)        [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:

(i). Aggregate sale price of securities sold during the fiscal year

pursuant to section 24(f):      $143,204,589


(ii). Aggregate price of securities redeemed or repurchased

during the fiscal year:       $(104,656,126)


(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:  $0


(iv). Total available redemption credits

[add Items 5(ii) and 5(iii)]:       $(104,656,126)

(v). Net sales - if Item 5(i) is greater than Item 5(iv) [subtract


Item 5(iv) from Item 5(i)]:         $38,548,463


(vi). Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract

Item 5(iv) from Item 5(i)]:   $(0)

(vii). Multiplier for determining

registration fee    x.000278


(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]

  (See x Instruction C.9): (enter "0" if no fee is due):     =$10,716.47


6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$10,716.47


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

January 21, 1999

[x]   Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        January 22, 1999



* Please print the name and title of the signing officer below the signature.

